STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (26,277)	$ 477,657	$ (218,463)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Accrued interest	531	2,903	3,905
Accretion expense	0	16,308	15,687
Amortization of debt discount	(0)	51,000	21,000
Change in fair value of derivative liabilities	683	(195,252)	59,773
Loss on issuance of convertible note	0	0	55,049
Change in PetroSteam license	0	0	59,828
Change in assets and liabilities
GST receivable	(9,862)	(6,881)	(101)
Royalty receivable	17,531	(19,959)	(19,619)
Prepaid expenses	3,633	(6,591)	(4,106)
Accounts payable and accrued liabilities	8,745	7,716	(58,864)
Accrued liabilities – related party	(15,956)	(21,907)	0
Asset retirement obligation	0	(143,950)	0
Net cash provided by (used in) operating activities	(20,972)	161,044	(85,911)
Cash flows from investing activities
Reclamation Deposits	(4,861)	(1,798)	(509)
Net cash used in investing activities	(4,861)	(1,798)	(509)
Cash flows from financing activities
Proceeds from issuance of convertible note	0	0	72,000
Payments on convertible note	0	(78,209)	0
Net cash provided by (used in) financing activities	0	(78,209)	72,000
Foreign exchange effect on cash	(1,063)	(7,828)	399
Net increase (decrease) in cash	(26,896)	73,209	(14,021)
Cash, beginning balance	80,905	7,696	21,717
Cash, ending balance	54,009	80,905	7,696
Supplemental disclosure of cash paid for:
Interest	0	0	0
Income taxes	0	0	0
Non-cash investing and financing activities
Debt discount due to derivative liabilities	$ 0	$ 0	$ 72,000